Victory Funds

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund

Supplement dated June 1, 2018

to the Summary Prospectus dated November 1, 2017 (“Prospectus”)

1.              The name of the CEMP US 500 Enhanced Volatility Wtd Index Fund (“Fund”) is hereby changed to the “Victory US 500 Enhanced Volatility Wtd Index Fund.”

2.              Effective June 18, 2018, the name of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index is changed to “Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index” (“Index”) and the name of the CEMP US Large Cap 500 Volatility Weighted Index is changed to the “Nasdaq Victory US Large Cap 500 Volatility Weighted Index” (“Reference Index”).  The Index and Reference Index are each maintained by Nasdaq, Inc. (the “Index Provider”).  The Index Provider is not affiliated with the Fund or the Fund’s investment adviser, Victory Capital Management Inc.

3.              Class R6 shares of the Fund are no longer offered for investment.

4.              The Board of Trustees of Victory Portfolios II (“Trust”) has approved closing the Fund to new investors.  Except as indicated below, only investors of the Fund as of that date will be eligible to purchase shares of the Fund. Accordingly, the following is inserted under “Purchase and Sale of Fund Shares” on page 6 of the Summary Prospectus.

Closed to New Investors

As of June 1, 2018, the Fund is generally closed to new investors. The Fund will continue to be available for investment (by direct purchase or exchange) by:

•                            existing shareholders,

•                            investors that purchase shares through certain intermediaries,

•                            retirement plans that purchase shares through certain recordkeepers, and

•                            current and retired Fund trustees, officers, employees of Victory Capital Management Inc. and affiliated providers, and their family members.

The Victory Funds may impose additional limitations on the purchase of shares at any time in its discretion, and may waive or eliminate any limitation at any time without notice. Contact the Victory Funds for more information.

5.              The following replaces, in its entirety, the information under the section “Portfolio Managers” found on page 6 of the Summary Prospectus.

Mannik Dhillon is President, VictoryShares and Solutions team of the Adviser and has been a Portfolio Manager of the Fund since June 2018.

Stephen Hammers is the Chief Portfolio Strategist of VictoryShares and has been a Portfolio Manager of the Fund since its inception.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.